Intangible assets (Tables)	12 Months Ended
Jun. 30, 2026
Intangible assets
Schedule of intangible assets

			Other intangible
	Goodwill	Registrations	assets	Total
	£’000	£’000	£’000	£’000
At 1 July 2024
Cost	421,453	943,896	26,781	1,392,130
Accumulated amortization	—	(535,317)	(19,249)	(554,566)
Net book amount	421,453	408,579	7,532	837,564
Year ended 30 June 2025
Opening net book amount	421,453	408,579	7,532	837,564
Additions	—	342,960	3,388	346,348
Disposals	—	(21,082)	—	(21,082)
Amortization charge	—	(193,109)	(3,264)	(196,373)
Closing book amount	421,453	537,348	7,656	966,457
At 30 June 2025
Cost	421,453	1,102,880	30,169	1,554,502
Accumulated amortization	—	(565,532)	(22,513)	(588,045)
Net book amount	421,453	537,348	7,656	966,457
Year ended 30 June 2026
Opening net book amount	421,453	537,348	7,656	966,457
Additions	—	191,149	3,256	194,405
Disposals	—	(67,782)	—	(67,782)
Amortization charge	—	(208,423)	(3,390)	(211,813)
Closing book amount	421,453	452,292	7,522	881,267
At 30 June 2026
Cost	421,453	962,353	33,425	1,417,231
Accumulated amortization	—	(510,061)	(25,903)	(535,964)
Net book amount	421,453	452,292	7,522	881,267

Schedule of estimated useful lives of other intangible assets

Website, mobile applications and software	3 years
Trademark registrations	10 years